LOANS, Maturities of Current and Non-current Loans (Details) - ARS ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Maturities of current and non-current loans [Abstract]
Loans	[2]	$ 52,579,362	[1]	$ 66,217,225
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		77,433
From 1/01/2022 to 12/31/2022
Maturities of current and non-current loans [Abstract]
Loans		1,103,172
From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		597,499
From 01/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		647,668
From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		49,707,000
From 1/01/2026 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		446,590
2018 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		49,556,849
2018 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2022 to 12/31/2022
Maturities of current and non-current loans [Abstract]
Loans		551,898
2018 Notes [Member] | From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 01/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		49,004,951
2018 Notes [Member] | From 1/01/2026 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Financial Leasing [Member]
Maturities of current and non-current loans [Abstract]
Loans		3,022,513
Financial Leasing [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		77,433
Financial Leasing [Member] | From 1/01/2022 to 12/31/2022
Maturities of current and non-current loans [Abstract]
Loans		551,274
Financial Leasing [Member] | From 1/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		597,499
Financial Leasing [Member] | From 01/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		647,668
Financial Leasing [Member] | From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		702,049
Financial Leasing [Member] | From 1/01/2026 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 446,590

[1]	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
[2]	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.